Credit Risk - Mortgages Credit Risk Review, Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Average LTV of mortgage total new lending, in London	64.00%	64.00%